[DECHERT LLP LETTERHEAD]

December 19, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:         THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 136 under the Securities Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed with respect to the following series of the Company: The Hartford Global All-Asset Fund and The Hartford Growth Allocation Fund (the “Funds”).  The Amendment is being filed in order to make certain changes to the disclosure documents of the Funds.

No fees are required in connection with this filing.  Please contact me at (212) 649-8795 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price

cc: John V. O’Hanlon